Portfolio of Trading Securities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2013 Other securities INR	Mar. 31, 2013 Debt Securities INR	Mar. 31, 2012 Debt Securities INR	Mar. 31, 2013 Debt Securities Government of India securities INR	Mar. 31, 2012 Debt Securities Government of India securities INR	Mar. 31, 2012 Debt Securities Securities issued by Government of India sponsored institutions INR	Mar. 31, 2012 Debt Securities Securities issued by state government INR	Mar. 31, 2013 Debt Securities Securities Other Corporate Financial Institution INR	Mar. 31, 2012 Debt Securities Securities Other Corporate Financial Institution INR	Mar. 31, 2012 Debt Securities Certificates of Deposit INR
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	$ 1,602.3	87,354.7		10,029.9	77,324.8	77,181.4	63,468.6	41,815.4	78.1	9,379.0	13,856.2	7,079.8	18,829.1
Gross Unrealized Gains	2.7	146.4		0	146.4	65.1	134.7	8.8	1.6	9.4	11.7	41.5	3.8
Gross Unrealized Losses	2.2	117.6		0	117.6	203.1	58.5	185.3	0	9.9	59.1	6.5	1.4
Fair Value	$ 1,602.8	87,383.5	77,043.4	10,029.9	77,353.6	77,043.4	63,544.8	41,638.9	79.7	9,378.5	13,808.8	7,114.8	18,831.5